Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of estimated useful life of property and equipment
Depreciation on property and equipment is calculated on the straight-line method over the estimated useful lives of the assets as below:

Category	Estimated useful life
Machinery and electronic equipment	3 – 10 years
Transportation vehicles	4 years
Office and other equipment	5 years
Leasehold improvements	Shorter of the lease term and the estimated useful lives of the assets

Schedule of intangible assets, net	In determining the useful life of an intangible
asset, the Group considers the factors such as the expected use of the asset by the Group, and any legal, regulatory, or contractual provisions that may limit the useful life:

Category	Estimated useful life
Software	3 years
Distribution and licensing rights	3 - 10 years
Patent	3 years
Trademarks	10 years
Developed technology	10 years
Intangible assets, net consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Software	121,950	164,369
Distribution and licensing rights	143,725	185,363
Trademark	139	270
Patent	2,655	2,655
Developed technology (refer to Note 3.c)	—	138,569
Intangible assets	268,469	491,226
Less: accumulated amortization	(86,183)	(177,871)
Less: impairment	(2,945)	(3,578)
Intangible assets, net	179,341	309,777

Schedule of deferred government grants
As of December 31, 2023 and 2024, deferred government grants are recorded as follow:

	As of December 31,
	2023	2024
	RMB	RMB
Accrued expenses and other current liabilities	—	5,833
Other non-current liabilities – third parties	48,792	98,002